Accrued expenses and other current liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Accrued expenses and other current liabilities

8.     Accrued expenses and other current liabilities

Accrued expenses consisted of the following:

	March 31, 2021	December 31, 2020
Accrued clinical trial expense	$2,603	$2,644
Accrued professional fees	2,053	2,866
Accrued wages, bonuses, commissions and vacation	4,083	4,991
Accruals for construction in progress	18	171
Deferred rent	262	292
Other	2,109	2,487
	$11,128	$13,451

9.     Accrued expenses and other current liabilities

Accrued expenses consisted of the following:

	December 31, 2020	December 31, 2019
Accrued clinical trial expense	$2,644	$3,695
Accrued professional fees	2,866	1,328
Accrued wages, bonuses, commissions and vacation	4,991	4,361
Accruals for construction in progress	171	4,151
Deferred rent	292	258
Other	2,487	596
	$13,451	$14,389